Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 4,244	$ 2,546
Other comprehensive income, net of tax:
Unrealized gains on securities: Unrealized holding gains arising during the period	562	1,004
Less: Reclassification adjustment for gains included in net income	376	280
Total unrealized gains on securities	186	724
Unrealized holding gains arising during period	26	274
Total other comprehensive income	212	998
Total comprehensive income	$ 4,456	$ 3,544